General information (Details 1) - ARS ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Loss before taxes	$ 193,278	$ 396,720	$ (17,879)
Income tax	78,850	(205,333)	(26,135)
Loss of the year	$ 272,128	$ 191,387	$ (44,014)
Basic, income loss per share	$ 311.00	$ 218.73	$ (50.30)
Diluted, income loss per share	$ 311.00	$ 218.73	$ (50.30)
Previously stated [member]
IfrsStatementLineItems [Line Items]
Loss before taxes		$ 182,180	$ (2,634)
Income tax		(133,809)	(14,834)
Loss of the year		$ 48,371	$ (17,468)
Basic, income loss per share		$ 55.28	$ (19.96)
Diluted, income loss per share		$ 55.28	$ (19.96)
RECPAM (Inflationary effect) [Member]
IfrsStatementLineItems [Line Items]
Loss before taxes		$ 214,540	$ (15,245)
Income tax		(157,576)	(85,744)
Loss of the year		$ 56,964	$ (100,989)
Basic, income loss per share		$ 65.10	$ (115.42)
Diluted, income loss per share		$ 65.10	$ (115.42)
Total [Member]
IfrsStatementLineItems [Line Items]
Loss before taxes		$ 396,720	$ (17,879)
Income tax		(291,385)	(100,578)
Loss of the year		$ 105,335	$ (118,457)
Basic, income loss per share		$ 120.38	$ (135.38)
Diluted, income loss per share		$ 120.38	$ (135.38)
Error Correction [Member]
IfrsStatementLineItems [Line Items]
Loss before taxes
Income tax		86,052	74,443
Loss of the year		$ 86,052	$ 74,443
Basic, income loss per share		$ 98.35	$ 85.08
Diluted, income loss per share		$ 98.35	$ 85.08
Restate [Member]
IfrsStatementLineItems [Line Items]
Loss before taxes		$ 396,720	$ (17,879)
Income tax		(205,333)	(26,135)
Loss of the year		$ 191,387	$ (44,014)
Basic, income loss per share		$ 218.73	$ (50.30)
Diluted, income loss per share		$ 218.73	$ (50.30)